UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Ospraie Management, LLC
Address:       320 Park Avenue, 27th Floor
               New York, New York 10022

Form 13F File Number:  28-11391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Michael Wasserman
Name:          Ospraie Management, LLC
Title:         Chief Compliance Officer
Phone:         212-602-5000


Signature, Place, and Date of Signing:

/s/ Michael Wasserman               New York, NY                     11/16/09
---------------------               ------------                    --------
   [Signature]                      [City, State]                    [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                          TITLE                    VALUE      SHRS/   SH/  PUT/   OTHER      INVESTMENT          VOTING AUTHORITY
NAME OF ISSUER            OF CLASS      CUSIP     (x$1000)    PRN AMT PRN  CALL   MANAGERS   DISCRETION    SOLE     SHARED    NONE
----------------------------------------------------------- ------------------------------------------------------------------------
AMERICAN COMMERCIAL LINES COM           025195405    8,008    275,000  SH          N/A         SOLE      275,000
APACHE CORP               COM           037411105      275      3,000  SH          N/A         SOLE        3,000
CIMAREX ENERGY CO         COM           171798101      845     19,500  SH          N/A         SOLE       19,500
CONCHO RES INC            COM           20605p101      400     11,000  SH          N/A         SOLE       11,000
COSAN LTD                 SHS A         G25343107      316     40,000  SH          N/A         SOLE       40,000
FMC CORP                  COM           30249u101      366      6,500  SH          N/A         SOLE        6,500
MOSAIC CO                 COM           61945A107      361      7,500  SH          N/A         SOLE        7,500
OCCIDENTAL PETE CORP DEL  COM           674599105      392      5,000  SH          N/A         SOLE        5,000
SANDERSON FARMS INC       COM           800013104    1,092     29,000  SH          N/A         SOLE       29,000
SMITHFIELD FOODS INC      COM           832248108    1,035     75,000  SH          N/A         SOLE       75,000
SOUTHWESTERN ENERGY CO    COM           845467109      512     12,000  SH          N/A         SOLE       12,000
SYNGENTA AG               SPONSORED ADR 87160A100      230      5,000  SH          N/A         SOLE        5,000
XTO ENERGY INC            COM           98385x106      661     16,000  SH          N/A         SOLE       16,000

                                     13             14,493



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         13
Form 13F Information Table Value Total:         14,493
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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